Postretirement Benefits - Weighted-Average Asset Allocations (Details) - Pension Plan	Sep. 30, 2016	Sep. 25, 2015
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	52.00%	59.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	33.00%	40.00%
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	15.00%	1.00%